Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Summary of Significant Accounting Policies
Basis of Preparation

(a) Basis of Preparation

The accompanying unaudited condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. In the opinion of management of the Partnership, all adjustments considered necessary for a fair presentation, which are of normal recurring nature, have been included. All intercompany balances and transactions are eliminated. The unaudited condensed consolidated financial statements do not include all the disclosures and information required for a complete set of annual financial statements; and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2019, which are included in the Partnership’s Annual Report on Form 20-F (the “2019 20-F”).

Significant Accounting Policies

(b) Significant Accounting Policies

Except as described below under (c) Recent Accounting Pronouncements - Adoption of new accounting standards ”, the accounting policies adopted in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Partnership’s audited consolidated financial statements for the year ended December 31, 2019, as contained in the Partnership’s 2019 20-F.

Recent Accounting Pronouncements

(c) Recent Accounting Pronouncements

Adoption of new accounting standards

In June 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (or ASU 2016- 13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to estimate credit losses. The new guidance is applicable to financial assets measured at amortized cost, including trade receivables, contract assets and net investment in financing leases and was effective for the Partnership from January 1, 2020, with a modified-retrospective approach. The adoption of ASU 2016-13 did not have a material impact on the consolidated financial statements.

Accounting pronouncements not yet adopted

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The update provides temporary optional expedients and exceptions to the guidance in US GAAP on contract modifications and hedge accounting, to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. For all types of hedging relationships, the guidance allows an entity to change the reference rate and other critical terms related to reference rate reform without having to dedesignate the relationship. The guidance is effective upon issuance through December 31, 2022. Although the Partnership does not apply hedge accounting, the Partnership has debt and interest rate swaps that reference LIBOR. The Partnership is evaluating the impact of the guidance on the consolidated financial statements.

Other recently issued accounting pronouncements are not expected to materially impact the Partnership.